Summary of Property and Equipment Accompanying Consolidated Balance Sheets (Detail) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 31,603,210	$ 24,856,585
Accumulated depreciation		(19,529,224)	(15,452,732)
Property and equipment, net	11,222,042	12,073,986	9,403,853
Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross		22,820,537.000	11,755,055.000
Equipment under capital leases
Property, Plant and Equipment [Line Items]
Property and equipment, gross		4,477,231	12,186,938
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross		2,240,442	914,592
Land
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 2,065,000